Cash at Banks (Details) - Schedule of term deposits - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of term deposits [Abstract]
Deposits with original maturities over three months and less than one year	$ 136,278	$ 138,510
Deposits with original maturities over one year	43,688	33,702
Total term deposits	$ 179,966	$ 172,212